Schedule of Oil and Gas Properties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 33,892,334	$ 3,852,161
Additions	46,117,188	44,369,191
JV Contribution	(28,700,899)	(6,656,785)
Change in ARO estimate	615,941	(3,871,334)
Currency translation adjustment	(14,429,501)	(4,748,897)
Impact of hyperinflation	6,326,312	947,998
Ending Balance	43,821,375	33,892,334
Beginning Balance	3,842,540	2,431,548
Depletion	2,938,921	1,451,032
Impact of hyperinflation	(126,272)	(40,040)
Ending Balance	6,655,189	3,842,540
Beginning Balance	30,049,794
Ending Balance	37,166,186	30,049,794
South Akcakoca Sub Basin [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	31,334,321	1,398,676
Additions	46,117,188	44,369,191
JV Contribution	(28,700,899)	(6,656,785)
Change in ARO estimate	615,941	(3,865,772)
Currency translation adjustment	(14,429,501)	(4,748,897)
Impact of hyperinflation	5,751,064	837,908
Ending Balance	40,688,114	31,334,321
Beginning Balance	1,972,988	743,647
Depletion	2,893,365	1,263,556
Impact of hyperinflation	(123,673)	(34,215)
Ending Balance	4,742,680	1,972,988
Beginning Balance	29,361,333
Ending Balance	35,945,434	29,361,333
Cendere [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	2,558,013	2,453,485
Additions
JV Contribution
Change in ARO estimate		(5,562)
Currency translation adjustment
Impact of hyperinflation	575,248	110,090
Ending Balance	3,133,261	2,558,013
Beginning Balance	1,869,552	1,687,901
Depletion	45,556	187,476
Impact of hyperinflation	(2,599)	(5,825)
Ending Balance	1,912,509	1,869,552
Beginning Balance	688,461
Ending Balance	$ 1,220,752	$ 688,461